Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net loss	$ (16,056)	$ (3,394)	$ (2,774)	$ (5,935)	$ (6,118)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	30,224	22,829	33,736	25,455	24,504
Deferred income tax (benefit) provision	(10,508)	(405)	506	(2,447)	(2,247)
Stock compensation expense	305	206	291	419	616
Loss on early extinguishment of debt	11,883
Loss on sale and disposition of property, plant and equipment	909	473	668	1,313	1,757
Changes in operating assets and liabilities:
Receivables	(3,255)	(14,134)	(5,385)	6,711	(8,681)
Inventories	(7,011)	(4,862)	(10,545)	13,400	75
Prepaid expenses and other assets	(776)	(423)	(2,607)	(2,647)	1,376
Accounts payable and accrued and other liabilities	(13,879)	6,862	15,807	(10,532)	603
Income tax receivable/payable	(72)	212	(102)	241	1,074
Net cash (used in) provided by operating activities	(8,236)	7,364	29,595	25,978	12,959
Cash flows from investing activities
Repayments from (investment in) joint venture	85	(425)	(425)	(400)
Purchases of property, plant and equipment, including capitalized software	(34,779)	(18,375)	(24,996)	(26,421)	(19,149)
Proceeds from sales of property, plant and equipment	1,383	7,196	7,249	7,081	512
Acquisition of business, net of cash acquired		(82,124)	(82,124)		(389)
Net cash used in investing activities	(33,311)	(93,728)	(100,296)	(19,740)	(19,026)
Cash flows from financing activities
Repayment of subordinated term loan	(33)	(36)	(49)	(48)	(113)
Issuance of new term loan	350,000
Repayments on new term loan	(875)
Borrowings on term loan		100,000	100,000
Repayment on term loan		(100,000)	(100,000)
Repayment of capital lease obligations	(1,447)	(404)	(2,488)
Deferred loan costs paid	(17,753)	(12,323)
Dividend to parent	(150,000)
Issuance of senior notes	235,000	100,000	100,000
Repayment of former senior notes	(320,000)
Deferred financing costs paid on senior notes and senior credit facility			(12,881)		(110)
Borrowings under revolving credit facility	809,215	668,629	944,614	724,107	1,078,998
Repayments of revolving credit facility	(863,694)	(668,716)	(956,492)	(730,980)	(1,073,626)
Net cash provided by (used in) financing activities	40,413	87,150	72,704	(6,921)	5,149
Effect of exchange rate changes on cash	(63)	56	(128)	(396)	1,322
(Decrease) increase in cash	(1,197)	842	1,875	(1,079)	404
Cash
Beginning of period	2,508	633	633	1,712	1,308
End of period	1,311	1,475	2,508	633	1,712
Supplemental cash flow information:
Income taxes refunded			102	20	387
Income taxes paid			1,582	1,157	364
Interest paid			$ 28,500	$ 27,055	$ 29,642